Organization and Nature of Business (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Organization and Nature of Business
Accumulated losses	$ (845,068,000)	$ (870,869,000)
Cash and cash equivalents	203,953,000	283,589,000
Short-term investments	598,500,000	602,747,000
Unutilized bank borrowing facilities	$ 62,608,000	$ 68,069,000